Other Payable And Accrued Liabilities - Schedule of Other Payable and Accrued Liabilities (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Payable and Accrued Liabilities [Abstract]
Salary and welfare payable	¥ 24,377		¥ 43,693
Accured litigation liabilities	17,756		17,756
Professional fees payable	840		3,063
Taxes payable	3,688		4,780
Short-term rental payable	1,300		1,190
Leasehold improvement payable	515		515
Discounted bank acceptance notes	78,586		0
Others	3,023		1,031
Total	¥ 130,085	$ 18,159	¥ 72,028